FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest Bearing Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Interest swaps
Interest bearing assets
Financial assets	$ 2
Cash at bank
Interest bearing assets
Financial assets	1,762	$ 277
Currency swaps
Interest bearing assets
Financial assets	381	215
Total assets
Interest bearing assets
Financial assets	2,145	492
Total assets | Floating rate
Interest bearing assets
Financial assets	2,143	492
Total assets | Fixed rate
Interest bearing assets
Financial assets	2
US Dollar | Interest swaps
Interest bearing assets
Financial assets	2
US Dollar | Cash at bank
Interest bearing assets
Financial assets	1,648	181
US Dollar | Currency swaps
Interest bearing assets
Financial assets	139	96
US Dollar | Total assets
Interest bearing assets
Financial assets	1,789	277
US Dollar | Total assets | Floating rate
Interest bearing assets
Financial assets	1,787	277
US Dollar | Total assets | Fixed rate
Interest bearing assets
Financial assets	2
Other | Cash at bank
Interest bearing assets
Financial assets	114	96
Other | Currency swaps
Interest bearing assets
Financial assets	242	119
Other | Total assets
Interest bearing assets
Financial assets	356	215
Other | Total assets | Floating rate
Interest bearing assets
Financial assets	$ 356	$ 215